UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03.31.08
                                               --------

Check here if Amendment [_]; Amendment Number: ______
 This Amendment (Check only one.): [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    L & S ADVISORS, INC.
         -------------------------------------
Address: 12121 Wilshire Blvd Ste 1100
         -------------------------------------
         Los Angeles, CA 90025
         -------------------------------------

Form 13F File Number: 28-13201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  SY R. LIPPMAN
       ------------------
Title: President
       ------------------
Phone: 310.893.6060
       ------------------

Signature, Place, and Date of Signing:

     /s/ Sy R. Lippman               Los Angeles, Ca.          12-08-08
     ------------------              ----------------          --------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ---------------

Form 13F Information Table Entry Total: 55
                                        ---------------

Form 13F Information Table Value Total: 89,900
                                        ---------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                              L & S Advisors, Inc.
                                    FORM 13F
                                 March 31, 2008

                           FORM 13F INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFA MUSIC GROUP INC            COM              001037100        0  1999998 SH       Sole                                    1999998
ALLEGHENY TECHNOLOGIES INC     COM              01741R102     1020    14300 SH       Sole                                      14300
ALTRIA GROUP INC               COM              02209s103      912    41100 SH       Sole                                      41100
ANADARKO PETROLEUM CORP        COM              032511107     1847    29300 SH       Sole                                      29300
APACHE CORP                    COM              037411105     2247    18600 SH       Sole                                      18600
APPLE COMPUTER                 COM              037833100     1081     7530 SH       Sole                                       7530
BECTON DICKINSON & CO          COM              075887109     2052    23900 SH       Sole                                      23900
BLACKROCK REAL ASSET EQUITY TR COM              09254B109      201    12380 SH       Sole                                      12380
BUCKEYE PARTNERS L P           COM              118230101     1792    38875 SH       Sole                                      38875
CABOT OIL & GAS CORP           COM              127097103     3304    64996 SH       Sole                                      64996
CHESAPEAKE ENERGY CORP         COM              165167107     2197    47600 SH       Sole                                      47600
CHEVRON CORP                   COM              166764100      367     4300 SH       Sole                                       4300
CSX CORP                       COM              126408103      667    11900 SH       Sole                                      11900
CURTISS WRIGHT CORP            COM              231561101      842    20300 SH       Sole                                      20300
DEVON ENERGY CORP NEW          COM              25179m103      543     5200 SH       Sole                                       5200
DIANA SHIPPING INC             COM              Y2066G104     1448    55000 SH       Sole                                      55000
EAGLE BULK SHIPPING INC        COM              Y2187A101      827    32100 SH       Sole                                      32100
EL PASO PIPELINE PARTNERS L P  COM              283702108     1375    60700 SH       Sole                                      60700
ENBRIDGE ENERGY PARTNERS L P   COM              29250r106      546    11475 SH       Sole                                      11475
ENERGY TRANSFER PARTNERS L.P   COM              29273R109     4818   105500 SH       Sole                                     105500
ENTERPRISE PRODS PARTNERS L P  COM              293792107     4081   137414 SH       Sole                                     137414
EXXON MOBIL CORP               COM              30231g102     8055    95236 SH       Sole                                      95236
GENCO SHIPPING & TRADING       COM              Y2685T107     1560    27650 SH       Sole                                      27650
GILEAD SCIENCES INC            COM              375558103     2272    44100 SH       Sole                                      44100
GOLDEN OCEAN GROUP LTD         COM              G4032A104     1432   267500 SH       Sole                                     267500
HOLLY ENERGY PARTNERS L.P      COM              435763107      357     9300 SH       Sole                                       9300
JANUS CAPITAL GROUP INC        COM              47102X105      363    15600 SH       Sole                                      15600
JOHNSON & JOHNSON              COM              478160104      899    13860 SH       Sole                                      13860
KAYNE ANDERSON MLP INVT        COM              486606106     1213    41331 SH       Sole                                      41331
KINDER MORGAN ENERGY PRTNRS LP COM              494550106     3400    62175 SH       Sole                                      62175
MAGELLAN MIDSTREAM PARTNERS LP COM              559080106     3623    89450 SH       Sole                                      89450
MARTIN MIDSTREAM PARTNERS L P  COM              573331105      644    21100 SH       Sole                                      21100
MCDONALDS CORP                 COM              580135101     1977    35450 SH       Sole                                      35450
NUSTAR ENERGY L.P              COM              67058H102      593    12250 SH       Sole                                      12250
OCCIDENTAL PETROLEUM CORP-DEL  COM              674599105     2312    31600 SH       Sole                                      31600
ONEOK PARTNERS L.P             COM              68268N103     3461    60190 SH       Sole                                      60190
PHILIP MORRIS INTL INC         COM              718172109     2079    41100 SH       Sole                                      41100
PLAINS ALL AMERN PIPELINE L P  COM              726503105     5567   117102 SH       Sole                                     117102
PROCTER & GAMBLE CO            COM              742718109      217     3100 SH       Sole                                       3100
SELECT SECTOR SPDR-ENERGY      COM              81369y506      235     3167 SH       Sole                                       3167
ST JUDE MEDICAL INC            COM              790849103     1935    44800 SH       Sole                                      44800
SUNCOR ENERGY INC              COM              867229106     1368    14200 SH       Sole                                      14200
SUNOCO LOGISTICS PARTNERS L.P. COM              86764l108     1522    31181 SH       Sole                                      31181
TELEDYNE INC                   COM              879360105      412     8765 SH       Sole                                       8765
TEPPCO PARTNERS L P UNIT L.P.  COM              872384102      829    24050 SH       Sole                                      24050
TEVA PHARMACEUTICAL INDS       COM              881624209     1764    38200 SH       Sole                                      38200
TORTOISE ENERGY INFRASTRUCTURE COM              89147L100      701    23371 SH       Sole                                      23371
TRANSOCEAN INC                 COM              G90073100     1876    13874 SH       Sole                                      13874
XTO ENERGY INC                 COM              98385x106     2790    45100 SH       Sole                                      45100
YAHOO INC                      COM              984332106      888    30710 SH       Sole                                      30710
ZIMMER HOLDINGS INC            COM              98956P102     2071    26600 SH       Sole                                      26600
ILLINOIS COLLEGE PROGRAM 0-6 Y                  10921Q107      475    41331 SH       Sole                                      41331
ILLINOIS COLLEGE PROGRAM 7-9 Y                  10921Q206      245    20029 SH       Sole                                      20029
OPPENHEIMER GLOBAL FUND CL A                    683924104      284     4367 SH       Sole                                       4367
SCHWAB--AGGRESSIVE 529 PLAN                     485305106      312    20273 SH       Sole                                      20273